Share capital (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of shares issued and outstanding

	Shares	Consideration
	#	$
Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	277,749	1,895,891
Common shares issued on exercise of options	20,833	290,558
Convertible debt conversion	1,728,848	13,704,605
Common shares issued on private placement, net of costs	4,435,433	24,225,901
EB bonus shares	6,666	54,061
Shares for debt	40,000	226,556
Common shares issued on exercise of warrants	901,060	9,000,851
Shares issued on acquisiton of SideQik	386,584	3,962,000
Balance, August 31, 2021	15,543,309	122,741,230

	Shares	Consideration
	#	$
Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	203,537	1,489,962
Shares issued under shares for services	57,029	666,667
Balance, August 31, 2022	15,803,875	124,897,859

	Shares	Consideration
	#	$

Balance, August 31, 2019	156,438	29,613,406
Impact of share consolidation	(114)	-
Shares issued on vesting of RSUs	26,666	159,895
Convertible debt conversion	1,739,615	5,152,023
Private placements, net of costs	502,562	2,694,076
Shares issued for debt conversion	59,654	724,231
Shares issued on acquisition of UMG	288,560	3,804,344
Shares issued on acquisition of Frankly	2,258,215	12,155,000
Shares issued on acquisition of Winview	1,759,997	7,579,000
Shares issued on acquisition of Driver Database (Note 6)	100,000	859,745
Shares issued on acquisition of Lets Go Racing (Note 6)	200,000	1,719,491
Common shares issued on exercise of warrants	654,543	4,919,596
Balance, August 31, 2020	7,746,136	69,380,807

	Shares	Consideration
	#	$

Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	277,749	1,895,891
Common shares issued on exercise of options	20,833	290,558
Convertible debt conversion	1,728,848	13,704,605
Common shares issued on private placement, net of costs	4,435,433	24,225,901
EB bonus shares	6,666	54,061
Shares for debt	40,000	226,556
Common shares issued on exercise of warrants	901,060	9,000,851
Shares issued on acquisiton of SideQik	386,584	3,962,000
Balance, August 31, 2021	15,543,309	122,741,230

Schedule of private placement

A summary of amounts recorded in connection with private placement and their effect on financial statement line items is noted below:

	Proceeds	Shares	Impact on share capital	Warrants	Impact on contributed surplus
	$	#	$	#	$
Units issued in private placement	32,788,253	4,371,767	26,185,009	2,185,885	6,603,244
Cash commissions	(1,681,477)	-	(1,345,736)	-	(335,741)
Regulatory and legal fees	(89,402)	-	(71,522)	-	(17,880)
Finders’ units issued	-	63,666	383,720	31,833	93,775
Finders’ units considered as transaction costs	-	-	(383,720)	-	(93,775)
Finders’ warrants issued	-	-	-	159,554	676,787
Finders’ warrants considered as transaction costs	-	-	(541,850)	-	(134,937)
	31,017,374	4,435,433	24,225,901	2,377,272	6,791,473

A summary of amounts recorded in connection with private placement and their effect on financial statement line items is noted below:

	Proceeds	Shares	Impact on share capital	Warrants	Impact on contributed surplus
	$	#	$	#	$
Units issued in private placement	32,788,253	4,371,767	26,185,009	2,185,885	6,603,244
Cash commissions	(1,681,477)	-	(1,345,736)	-	(335,741)
Regulatory and legal fees	(89,402)	-	(71,522)	-	(17,880)
Finders’ units issued	-	63,666	383,720	31,833	93,775
Finders’ units considered as transaction costs	-	-	(383,720)	-	(93,775)
Finders’ warrants issued	-	-	-	159,554	676,787
Finders’ warrants considered as transaction costs	-	-	(541,850)	-	(134,937)
	31,017,374	4,435,433	24,225,901	2,377,272	6,791,473